Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Composition of Borrowings

Composition of borrowings

	31.12.2017	31.12.2016
Borrowings
In foreign currency	3,351,761,052	3,358,702,428
In local currency	1,012,118,191	980,325,932

Total	4,363,879,243	4,339,028,360

Non-current	2,604,280,835	1,277,054,290
Current	1,759,598,408	3,061,974,070

Total	4,363,879,243	4,339,028,360

Summary of Detail Information of Borrowings
Detail of borrowings

	31.12.2017					31.12.2016
	Company	Ref.	Rate	Due-date	Amount	Amount
Borrowings in foreign currency – u$s
Banco Supervielle S.A.	Loma Negra C.I.A.S.A.	6	5%	Sep-17	—	111,672,996
Banco Patagonia S.A.	Ferrosur Roca S.A.	12	5.75%	Jul-18	89,305,446	74,721,781
Industrial and Commercial Bank of China (Dubai)	Loma Negra C.I.A.S.A.	8	3 Months Libor + 3.75%	May-20	1,228,430,137	—
Industrial and Commercial Bank of China (Dubai)	Loma Negra C.I.A.S.A.	5	3 Months Libor + 3.4%	Jun-19	563,979,469	791,854,007
Itaú-Unibanco S.A. - New York	Loma Negra C.I.A.S.A.	1	6 Months Libor + 2.9%	Mar-18	—	903,726,812
Inter-American Development Bank (IDB)	Yguazú Cementos S.A.	16	6 Months Libor + 3.5%	Aug-21	—	621,509,323
Corporación Andina de Fomento (CAF)	Yguazú Cementos S.A.	16	6 Months Libor + 3.5%	Aug-21	—	621,509,323
Borrowings in foreign currency – Guaraníes
Banco Continental S.A.E.C.A.	Yguazú Cementos S.A.	17	8.5%	Aug-25	887,929,000	—
Sudameris Bank S.A.E.C.A.	Yguazú Cementos S.A.	17	9.0%	Aug-25	582,117,000	—
Banco Itaú S.A.- Paraguay	Yguazú Cementos S.A.	15	7.5%	Aug-17	—	233,708,186

Total borrowings in foreign currency					3,351,761,052	3,358,702,428

Borrowings in local currency
Banco Provincia de Buenos Aires	Loma Negra C.I.A.S.A.	2	BADLAR + 4%	Sep-18	16,345,799	32,000,000
Banco Provincia de Buenos Aires	Loma Negra C.I.A.S.A.	4	BADLAR + 2%	Mar-19	89,590,643	149,206,763
Banco Provincia de Buenos Aires	Loma Negra C.I.A.S.A.	4	BADLAR + 2%	Jun-19	108,753,068	150,822,338
Banco Provincia de Buenos Aires	Loma Negra C.I.A.S.A.	4	BADLAR + 2%	Jul-19	15,133,621	19,879,350
HSBC Bank Argentina S.A.	Loma Negra C.I.A.S.A.	7	21.75%	Apr-19	157,865,753	—
HSBC Bank Argentina S.A.	Ferrosur Roca S.A.	13	21.75%	Apr-19	157,865,753	—
Banco Patagonia S.A.	Loma Negra C.I.A.S.A.	3	BADLAR corrected + 1.65%	Jul-18	70,391,979	164,392,235
Banco Patagonia S.A.	Ferrosur Roca S.A.	11	BADLAR corrected + 0.5%	Oct-18	60,777,576	122,079,572
Banco Santander Rio S.A.	Loma Negra C.I.A.S.A.	3	BADLAR corrected + 4%	Jul-18	87,562,256	204,298,831
Syndicated	Ferrosur Roca S.A.	10	BADLAR corrected + 3.95%	Jul-17	—	36,093,092
Bank overdrafts	Loma Negra C.I.A.S.A.	9	29%	Jan-18	12,871,347	8,266,151
Bank overdrafts	Recycomb S.A.U.		29%	Jan-18	314,071	—
Bank overdrafts	Ferrosur Roca S.A.	14	29%	Jan-18	234,646,325	93,287,600

Total borrowings in local currency					1,012,118,191	980,325,932

Total					4,363,879,243	4,339,028,360

Loma Negra C.I.A.S.A.:

(1)

On July 28, 2011, a loan agreement for u$s 55,212,000 was entered into with ITAÚ-UNIBANCO S.A. – New York Branch. Such loan was originally due in July 2016 and accrued interest at a Libor-based floating rate plus and a spread payable half-yearly as from January 2012. During the 2016, the loan term was extended and the principal will be settled in three equal installments four-monthly, expiring the first in July 2017. Such loan was guaranteed by InterCement Brasil S.A. On May 15, 2017, the board of directors approved the early payment of two loan installments with Itaú UNIBANCO S.A. New York Branch, whose maturities were scheduled for July 30 and November 2017, respectively. This payment was for a total amount of $ 585,891,679 (u$s 37,514,318.49 including interest accrued until that date). On September 22, 2017, the Board of Directors approved the early cancellation of the last installment of the aforementioned loan that had maturity on March 30, 2018 plus interest accrued until that date, which totals $ 323,955,310 (u$s 18,538,123).

(2)	On September 30, 2013, the Company subscribed a loan agreement with Banco Provincia de Buenos Aires for a total amount of 80,000,000. This loan will be settled in ten semiannual equal and consecutive installments accruing an fixed interest rated upt the third year and BADLAR variable rate for the remaining period.

(3)	On July 21 and July 22, 2015, the Company subscribed loans agreements with Banco Patagonia S.A. and Banco Santander Rio S.A. for total amount of 200,000,000 and 250,000,000, respectively. Both loans will be settled in nine quarterly, equal and consecutive installments, overcoming the first one twelve months after the disbursement and accruing a BADLAR corrected based floating interest rate with quarterly repayments.

(4)	In March and June, 2016, the Company subscribed two loans agreements with Banco Provincia de Buenos Aires for total amount of 150,000,000 each. Both loans will be settled in twenty-five monthly, equal and consecutive installments, overcoming the first one twelve month after the disbursement and accruing a BADLAR based floating interest rate with monthly repayments. Additionally, on June, 2016, the Company subscribed another loan agreement with Banco Provincia de Buenos Aires for total amount of 20,000,000 under the same conditions described.

(5)	In June, 2016, the Company subscribed a loan agreement with Industrial and Commercial Bank of China (Dubai) for total amount of u$s 50,000,000 to be settled in five semi-annual, equal and consecutive installments with a twelve month grace period after the disbursement, accruing a nominal floating interest rate based on Libor with quarterly repayments. This loan requeries the compliance of the ratio Net Debt / EBITDA, which has been complied with up to the date of issuance of the financial statements.

(6)	On September 16, 2016, the Company subscribed a loan agreement with Banco Supervielle S.A. for total amount of u$s 7,000,000 to be settled on September 16, 2017. Fixed interest rate was payable on a quarterly basis.

(7)	On April 6, 2017, the Company subscribed a loan agreement with HSBC Bank Argentina S.A. amounting 150,000,000 due on April 4, 2019, accruing a nominal fixed interest rate with quarterly repayments. This loan requeries the compliance with the ratio Net Debt / EBITDA, which has been complied with up to the date of issuance of the financial statements.

(8)	In May 2017, the Company subscribed a loan agreement with Industrial and Commercial Bank of China (Dubai) . amounting 1,003,109,250 (u$s 65,000,000) to be settled in five semi-annual, equal and consecutive installments, accruing a nominal floating interest rate based on Libor. The first installment is due 365 days after the disbursement. This loan requeries the compliance of the ratio Net Debt / EBITDA, which has been complied with up to the date of issuance of the financial statements

(9)	As of December 31, 2017, the Company has bank overdrafts for total amount of 12,871,347.

Ferrosur Roca S.A.:

(10)

On May 24, 2012, Ferrosur Roca S.A. obtained financing from a group of banks for 150,000,000, which was used to refinance financial debts, working capital and investments. Such loan would be repaid by way of eleven quarterly, equal and consecutive installments of 12,495,000 each and an additional final installment of 12,555,000, the first one with a maturity after fifteen months from the execution date. During the first year, the loan accrued interest at a fixed annual rate, and since the thirteenth month it would accrue interest at a floating nominal rate based on the BADLAR private corrected rate (BADCOR). Compensatory interest accrued on a quarterly basis from May 24, 2012. Ferrosur Roca S.A. had undertaken to assume certain obligations and conditions. Additionally, Loma Negra C.I.A.S.A. guaranteed the loan. This loan was renegotiated on January 21, 2014 with the payment of interest accrued until that date. The principal owed until that date will be repaid in 10 quarterly, equal and consecutive installments of 11,364,545 each, plus an additional final installment of 11,364,550, the first of which expires after twelve months from the signature of the addendum to the original loan agreement. Interest accrues at a nominal floating rate based on the BADLAR private corrected (BADCOR) and is paid on a quarterly basis. Furthermore, Loma Negra C.I.A.S.A. ratified the agreement by providing a guarantee for the loan. The remaining conditions have not changed from those established in the original agreement.

(11)	On October 21, 2015 Ferrosur Roca S.A. subscribed a loan agreement with Banco Patagonia S.A. for total amount of 130,000,000 to be settled in nine quarterly, equal and consecutive installments of 14,444,444 each, the first one with a maturity after twelve months from execution date. Compensatory interest accrues a nominal floating interest rate based on BADLAR private corrected (BADCOR). Loma Negra C.I.A.S.A. guarantee the loan.

(12)	On August 5, 2016, Ferrosur Roca S.A. subscribed a loan agreement with Banco Patagonia S.A. for a total amount of u$s 4,700,000 to be settled in three quarterly, equal, consecutive installments of u$s 1,566,666 each, overcoming the first one on January 25, 2018. Compensatory interest accrues a nominal fixed interest rate.

(13)	In 2017, Ferrosur Roca S.A. subscribed a loan agreement with HSBC Bank Argentina for a total amount of $ 150,000,000 due on April 4, 2019. Compensatory interest accrues a nominal fixed interest rate. This loan requeries the compliance of the ratio Net Debt / EBITDA, which has been complied with up to the date of issuance of the financial statements

(14)	As of December 31, 2016, Ferrosur Roca S.A: had bank overdrafts for total amount of 234,646,325.

Yguazú Cementos S.A.:

(15)	On October 19, 2016, Yguazú Cementos S.A. subscribed two loan agreements with Banco Itaú S.A. for total amount of PYG. 83,775,750,000 equivalents to 230,254,370. Both loans will be settled in 120 days, accruing a fixed interest rate, to be settled at maturity.

(16)	On January 25, 2013, Yguazú Cementos S.A. subscribed two loans agreements with Inter-american Development Bank (IDB) and Corporación Andina de Fomento (CAF), for total amount of U$S 38,465,000, each. The outstanding principal was to be repaid in semi-annual equal and consecutive installments of U$S 7,690,000 plus an additional installment of U$S 7,720,000 until August 2021. Interest accrue at LIBOR plus an spread and is payable semi-annually. These loans were secured with collateral and guaranteed by InterCement Brasil S.A. Yguazú Cementos S.A. had to comply with covenants pursuant to these agreements, which were monitored by the Company’s Management and Board of Directors. In August, 2017, the loan was prepaid.

(17)	On August 8, 2017, Yguazú Cementos S.A. entered into two loan agreements with two Paraguayan Banks and agreed the following terms:

Banco Continental S.A.E.C.A.:

Principal amount: 255,000,000,000 Guaranies (715,500,000)

Maturity: 8 years

Interest Rate: 8.5% for the first year. After the first anniversary, the interest rate shall be adjusted according to an average of rates published by the Banco Central de Paraguay plus 0.32%. In no case the interest rate shall be lower than 8.5%. Interests will be paid every six months starting in February 2018.

Payment of principal: 15 equal and consecutive installments on a semiannual basis, starting in August, 2018.

Sudameris Bank S.A.E.C.A.

Principal Amount: 168,000,000,000 Guaranies (534,240,000)

Maturity: 8 years

Interest Rate: 9% for the first year. After the first anniversary, the interest rate shall be adjusted according to an average of rates published by the Banco Central de Paraguay, plus 0.82% In no case the interest rate shall be lower than 9%. Interests will be paid every six months starting in February 2018.

Payment of principal: 15 equal and consecutive installments on a semiannual basis, starting in August, 2018.

Schedule of Movements of Borrowings

The movements of borrowings for the year ended December 31, 2017 are outlined below:

Balances as of January 1, 2017	4,339,028,360

New borrowings	2,927,783,765
Interest accrual	518,424,024
Effect of foreign currency exchange differences	287,691,637
Effect of exchange rate differences	330,042,463
Interest payments	(517,407,711)
Principal payments	(3,521,683,295)

Balances as of December 31, 2017	4,363,879,243

Maturity Schedule of Long-term Loans	As of December 31, 2017 the long-term loans have the following maturity schedule:

Year
2019	1,224,825,913
2020	434,677,082
2021	190,371,798
2022 and following	754,406,042

Total	2,604,280,835

Loma Negra C.I.A.S.A. [member]
Summary of Composition of Borrowings

 Composition of borrowings

	12.31.2017	12.31.2016
Borrowings:
- In foreign currency	1,792,409,606	1,807,253,815
- In local currency	558,514,466	728,865,668

Total	2,350,924,072	2,536,119,483

Non-current	1,128,759,400	1,144,716,538
Current	1,222,164,672	1,391,402,945

Total	2,350,924,072	2,536,119,483

Summary of Detail Information of Borrowings
Detail of loans

			12.31.2017	12.31.2016
	Interest Rate	Due date	Amount	Amount
Borrowings in foreign currency - u$s
Banco Supervielle	5%	Sep-17	—	111,672,996
Industrial and Commercial Bank of China (Dubai)	3 Month Libor + 3.4%	Jun-19	563,979,469	791,854,007
Itaú-Unibanco S.A. - New York	6 Month Libor + 2.9%	Mar-18	—	903,726,812
Industrial and Commercial Bank of China (Dubai)	3 Month Libor + 3.75%	May-20	1,228,430,137	—

			1,792,409,606	1,807,253,815

Borrowings in local currency
Banco Provincia de Buenos Aires	BADLAR + 4%	Sep-18	16,345,799	32,000,000
Banco Provincia de Buenos Aires	BADLAR + 2%	Mar-19	89,590,643	149,206,763
Banco Provincia de Buenos Aires	BADLAR + 2%	Jun-19	108,753,068	150,822,338
Banco Provincia de Buenos Aires	BADLAR + 2%	Jul-19	15,133,621	19,879,350
HSBC Bank Argentina S.A.	21.75%	Apr-19	157,865,753	—
Banco Patagonia	BADLAR corrected + 1.65%	Jul-18	70,391,979	164,392,235
Banco Santander Rio S.A.	BADLAR corrected + 4%	Jul-18	87,562,256	204,298,831
Bank overdrafts	Daily Overdraft Rate	Jan-18	12,871,347	8,266,151

			558,514,466	728,865,668

Total			2,350,924,072	2,536,119,483